UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4997

Exact name of registrant as specified in charter:	Delaware Group Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

February 28, 2007

	Number of
	Shares	Value
Common Stock – 56.41%
Consumer Discretionary – 4.04%
†Charter Communications Class A	5,800	$ 17,458
Gap	565,600	10,853,864
Limited Brands	386,700	10,703,856
Mattel	445,400	11,584,854
Starwood Hotels & Resorts Worldwide	42,100	2,770,180
†Time Warner Class A	22,353	866,190
		36,796,402
Consumer Staples – 3.58%
Heinz (H.J.)	239,100	10,967,517
Kimberly-Clark	161,700	11,013,387
Safeway	307,200	10,619,904
		32,600,808
Diversified REITs – 2.01%
iStar Financial	130,500	6,244,425
Spirit Finance	125,900	1,626,628
Vornado Realty Trust	61,500	7,822,800
Washington Real Estate Investment Trust	64,400	2,574,712
		18,268,565
Energy – 2.44%
Chevron	161,600	11,087,376
ConocoPhillips	170,500	11,154,110
		22,241,486
Financials – 9.76%
Allstate	182,000	10,930,920
AON	297,500	11,200,874
Chubb	212,200	10,832,810
Hartford Financial Services Group	116,400	11,006,783
†Highland Distressed Opportunities	152,000	2,242,000
Huntington Bancshares	471,700	10,919,855
Morgan Stanley	137,100	10,271,532
Wachovia	193,000	10,686,410
Washington Mutual	251,400	10,830,312
		82,921,496
Health Care – 7.37%
Abbott Laboratories	214,400	11,710,528
Baxter International	223,000	11,152,230
Bristol-Myers Squibb	416,900	11,001,991
Merck	257,100	11,353,536
Pfizer	433,500	10,820,160
Wyeth	226,300	11,070,596
		67,109,041
Health Care REITs – 1.07%
Health Care Property Investors	97,900	3,599,783
Medical Properties Trust	21,500	330,240
Nationwide Health Properties	79,700	2,636,476
Ventas	69,700	3,194,351
		9,760,850
Industrial REITs – 1.55%
AMB Property	65,400	3,844,212
First Potomac Realty Trust	95,500	2,860,225
ProLogis	112,200	7,419,786
		14,124,223

Industrials – 3.85%
Donnelley (R.R.) & Sons	294,800	10,665,864
†Foster Wheeler	3,656	202,104
†Genesis Lease ADR	256,800	6,355,800
†Grupo Aeroportuario del Centro Norte ADR	63,400	1,488,632
Macquarie Infrastructure	139,700	5,378,450
Waste Management	322,600	10,984,530
		35,075,380
Information Technology – 4.72%
Hewlett-Packard	275,000	10,829,500
Intel	541,300	10,744,805
International Business Machines	113,300	10,538,033
†Xerox	628,900	10,861,103
		42,973,441
Lodging/Resort REITs – 0.78%
Hersha Hospitality Trust	306,900	3,421,935
Highland Hospitality	47,700	782,757
Host Hotels & Resorts	109,700	2,882,916
		7,087,608
Mall REITs – 2.62%
General Growth Properties	99,900	6,336,657
Macerich	62,100	5,812,560
Simon Property Group	103,800	11,702,412
		23,851,629
Manufactured Housing REITs – 0.23%
Equity Lifestyle Properties	37,700	2,120,625
		2,120,625
Materials – 1.21%
duPont (E.I.) deNemours	216,600	10,992,450
		10,992,450
Media – 0.07%
†Adelphia	615,000	184,500
†Adelphia Recovery Trust Series ACC-1	603,574	50,097
†Adelphia Recovery Trust Series Arahova	706,788	374,598
†Century Communications	1,625,000	56,875
		666,070
Mortgage REITs – 0.72%
American Home Mortgage Investment	112,700	3,082,345
Gramercy Capital	26,500	852,240
JER Investors Trust	64,100	1,219,182
Luminent Mortgage Capital	151,200	1,394,064
		6,547,831
Multifamily REITs – 1.04%
American Campus Communities	51,600	1,560,900
AvalonBay Communities	18,100	2,489,836
Equity Residential	85,700	4,352,703
United Dominion Realty Trust	32,700	1,067,655
		9,471,094
Office REITs – 2.68%
Alexandria Real Estate Equities	31,800	3,345,042
Brandywine Realty Trust	131,056	4,672,147
Duke Realty	98,100	4,322,286
Highwoods Properties	55,500	2,451,990
Liberty Property Trust	54,600	2,798,250
Mack-Cali Realty	39,700	2,051,696
Parkway Properties	40,200	2,162,358
PS Business Parks	31,700	2,282,400
SL Green Realty	2,298	335,186
		24,421,355
Self-Storage REITS – 0.68%
Public Storage	39,800	4,030,546
U-Store-It Trust	100,800	2,177,280
		6,207,826
Shopping Center REITs – 1.79%
Cedar Shopping Centers	118,200	1,897,110
Developers Diversified Realty	97,300	6,378,988
Federal Realty Investment Trust	40,500	3,664,845
New Plan Excel Realty Trust	129,900	4,337,361
		16,278,304
Specialty Retail – 0.48%
Entertainment Properties Trust	66,400	4,349,200
		4,349,200

Telecommunications – 2.44%
AT&T	303,700	11,176,160
Verizon Communications	295,200	11,049,336
		22,225,496
Utilities – 1.28%
†Mirant	19,417	723,477
Progress Energy	224,600	10,973,956
		11,697,433
Total Common Stock (cost $436,608,445)		513,788,613

Convertible Preferred Stock – 3.55%
Banking, Finance & Insurance – 1.66%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	37,800	2,093,175
•Citigroup Funding 4.583% exercise price $29.50, expiration date 9/27/08	69,000	2,290,110
E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08	75,500	2,274,438
Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07	66,750	1,835,625
Marshall & Ilsley 6.50% exercise price $46.28, expiration date 8/15/07	70,500	1,879,530
Merrill Lynch 6.75% exercise price $40.80, expiration date 10/15/07	70,000	2,972,199
Sovereign Capital Trust IV 4.375% exercise price $29.16, expiration date 3/1/34	35,700	1,789,463
		15,134,540
Basic Materials – 0.36%
Freeport-McMoRan Copper & Gold 5.50% exercise price $27.27, expiration date 12/31/49	545	738,134
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08	56,100	2,468,400
		3,206,534
Cable, Media & Publishing – 0.19%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	1,738,125
		1,738,125
Energy – 0.44%
Chesapeake Energy
4.50% exercise price $44.17, expiration date 12/31/49	17,075	1,656,275
5.00% exercise price $25.77, expiration date 12/31/49	7,500	1,013,438
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	34,600	1,356,320
		4,026,033
Telecommunications – 0.34%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	3,107,625
		3,107,625
Utilities – 0.56%
•CenterPoint Energy 2.00% exercise price $18.09, expiration date 9/15/29	26,000	970,840
Entergy 7.625% exercise price $87.64, expiration date 2/17/09	40,750	2,521,406
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09	5,335	1,622,507
		5,114,753
Total Convertible Preferred Stock (cost $31,389,072)		32,327,610

Exchange Traded Funds – 0.31%
iShares Dow Jones U.S. Real Estate Index Fund	32,000	2,821,440
Total Exchange Traded Funds (cost $1,807,673)		2,821,440

Preferred Stock – 0.78%
Leisure, Lodging & Entertainment – 0.05%
Red Lion Hotels Capital Trust 9.50%	16,679	448,665
		448,665
Real Estate – 0.73%
Equity Inns Series B 8.75%	20,100	530,640
LaSalle Hotel Properties 10.25%	119,300	3,018,290
Ramco-Gershenson Properties 9.50%	16,900	445,484
SL Green Realty 7.625%	103,000	2,645,040
		6,639,454
Total Preferred Stock (cost $7,132,160)		7,088,119

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.08%
#First Union National Bank Commercial Mortgage Trusts Series 2001-C2 L 144A 6.46% 1/12/43	$ 750,000	761,719
Total Commercial Mortgage-Backed Securities (cost $761,221)		761,719

Convertible Bonds – 9.61%
Aerospace & Defense – 0.45%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	1,150,000	1,349,813
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25	1,175,000	1,158,844
#L-3 Communications 144A 3.00% 8/1/35 exercise price $102.16, expiration date 8/1/35	1,500,000	1,608,749
		4,117,406
Automobiles & Automotive Parts – 0.35%
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/06	2,880,000	3,229,200
		3,229,200
Banking, Finance & Insurance – 0.18%
#US Bancorp 144A 3.615% 9/20/36 exercise price $38.28, expiration date 12/20/36	1,625,000	1,639,788
		1,639,788
Basic Industry – 0.09%
#Apex Silver Mines 144A 2.875% 3/15/24 exercise price $28.62, expiration date 3/15/24	1,000,000	816,250
		816,250
Cable, Media & Publishing – 0.61%
Liberty Media 3.25% 3/15/31 exercise price $53.86, expiration date 3/8/31	3,000,000	2,557,500
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	3,240,000	2,988,900
		5,546,400
Computers & Technology – 1.72%
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08	1,950,000	1,937,813
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	1,540,000	1,426,425
#Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26	2,315,000	2,341,044
Intel
2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	500,000	448,125
#144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	1,140,000	1,021,725
^ON Semiconductor Series B 0.499% 4/15/24 expiration price $9.82, expiration date 4/15/24	2,725,000	3,143,968
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	3,870,000	3,250,799
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25	1,875,000	2,116,406
		15,686,305
Electronics & Electrical Equipment – 0.43%
Fisher Scientific International 3.25% 3/1/24 exercise price $40.20, expiration date 3/1/24	1,500,000	1,968,750
Solectron 0.50% 2/15/34 exercise price $9.67, expiration date 2/15/34	1,100,000	895,125
Vishay Intertechnology 3.625% 8/1/23 exercise price $21.28, expiration date 8/1/23	1,000,000	1,011,250
		3,875,125

Energy – 0.67%
Halliburton 3.125% 7/15/23 exercise price $18.81, expiration date 7/15/23	1,250,000	2,093,750
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33	1,080,000	1,335,150
Schlumberger 2.125% 6/1/23 exercise price $40.00, expiration date 6/1/23	1,645,000	2,666,956
		6,095,856
Health Care & Pharmaceuticals – 1.96%
Allergan
1.50% 4/1/26 exercise price $126.66, expiration date 4/1/26	600,000	631,500
#144A 1.50% 4/1/26 exercise price $126.66, expiration date 4/1/26	1,935,000	2,036,587
Amgen
0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	1,680,000	1,623,300
#144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	775,000	748,844
•Bristol-Myers Squibb 4.86% 9/15/23 exercise price $41.28, expiration date 9/15/23	1,600,000	1,620,000
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	530,000	463,750
Encysive Pharmaceuticals
2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12	200,000	142,500
#144A 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12	2,000,000	1,425,000
Lincare Holdings 3.00% 6/15/33 exercise price $53.33, expiration date 6/15/33	2,000,000	1,972,500
Medtronic 1.50% 4/15/11 exercise price $56.14, expiration date 4/15/11	1,000,000	1,042,500
#Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12	1,525,000	1,439,219
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26	1,535,000	1,500,463
•Wyeth 4.877% 1/15/24 exercise price $60.39, expiration date 1/15/24	3,000,000	3,200,399
		17,846,562
Leisure, Lodging & Entertainment – 0.43%
#International Game Technology 144A 2.60% 12/15/36 exercise price $61.78, expiration date 12/15/36	3,490,000	3,428,925
#Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $14.65, expiration date 5/15/08	350,000	510,125
		3,939,050
Real Estate – 0.44%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	600,000	615,900
#Weingarten Realty Investors 144A 3.95% 8/1/26 exercise price $49.08, expiration date 8/1/26	3,000,000	3,348,750
		3,964,650
Retail – 1.07%
«Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24	2,480,000	2,365,300
•Lowe's Companies 0.861% 10/19/21 exercise price $29.05, expiration date 10/19/21	1,250,000	1,412,500
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24	2,200,000	3,687,750
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09	1,000,000	985,000

#United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26	1,150,000	1,272,188
		9,722,738
Telecommunications – 0.57%
Amdocs Limited 0.50% 3/15/24 exercise price $43.12, expiration date 3/15/24	2,000,000	2,012,500
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12	1,425,000	1,984,313
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25	750,000	1,228,125
		5,224,938
Transportation – 0.39%
#ExpressJet 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23	750,000	712,500
JetBlue Airways
3.50% 7/15/33 exercise price $28.33, expiration date 8/1/23	1,625,000	1,572,188
3.75% 3/15/35 exercise price $17.10, expiration date 3/15/35	1,195,000	1,236,825
		3,521,513
Utilities – 0.25%
CenterPoint Energy
3.75% 5/15/23 exercise price $11.31, expiration date 5/15/23	400,000	632,500
#144A 3.75% 5/15/23 exercise price $11.31, expiration date 5/15/23	1,030,000	1,628,688
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	425,000	-
		2,261,188
Total Convertible Bonds (cost $82,367,620)		87,486,969

Corporate Bonds – 20.89%
Basic Industry – 2.39%
AK Steel 7.875% 2/15/09	875,000	877,188
Bowater
9.00% 8/1/09	945,000	1,001,700
9.50% 10/15/12	1,050,000	1,110,375
Donohue Forest Products 7.625% 5/15/07	740,000	744,625
Georgia-Pacific 8.875% 5/15/31	1,950,000	2,096,249
#Hexion US Finance 144A 9.75% 11/15/14	1,990,000	2,119,349
Huntsman International 9.875% 3/1/09	148,000	152,393
Lyondell Chemical
8.00% 9/15/14	1,185,000	1,253,138
8.25% 9/15/16	850,000	918,000
10.50% 6/1/13	100,000	110,000
#Momentive Performance Materials 144A 9.75% 12/1/14	950,000	999,875
#Nell AF Sarl 144A 8.375% 8/15/15	840,000	890,400
NewPage 10.00% 5/1/12	1,000,000	1,095,000
Norske Skog Canada 8.625% 6/15/11	1,550,000	1,588,750
‡#Port Townsend Paper 144A 11.00% 4/15/11	1,110,000	960,150
Potlatch 13.00% 12/1/09	1,075,000	1,240,700
#Sappi Papier Holding 144A 7.50% 6/15/32	975,000	951,562
‡Solutia 6.72% 10/15/37	1,215,000	1,181,588
Tembec Industries 8.625% 6/30/09	1,175,000	981,125
#Tube City IMS 144A 9.75% 2/1/15	825,000	870,376
Witco 6.875% 2/1/26	695,000	604,650
		21,747,193
Brokerage – 0.44%
E Trade Financial 8.00% 6/15/11	1,125,000	1,184,063
LaBranche
9.50% 5/15/09	935,000	986,425
11.00% 5/15/12	1,675,000	1,829,937
		4,000,425
Capital Goods – 1.20%
#Ahern Rentals 144A 9.25% 8/15/13	750,000	789,375
Armor Holdings 8.25% 8/15/13	860,000	905,150
Baldor Electric 8.625% 2/15/17	325,000	343,281
Berry Plastics Holding 8.875% 9/15/14	900,000	936,000
CPG International I 10.50% 7/1/13	620,000	652,550
Graham Packaging 9.875% 10/15/14	1,950,000	2,018,250
Interface 10.375% 2/1/10	1,200,000	1,335,000
Intertape Polymer 8.50% 8/1/14	1,250,000	1,171,078
¶NTK Holdings 10.75% 3/1/14	300,000	237,000
#RBS Global & Rexnord 144A
9.50% 8/1/14	500,000	530,000
11.75% 8/1/16	675,000	742,500
Trimas 9.875% 6/15/12	1,300,000	1,300,000
		10,960,184

Consumer Cyclical – 1.77%
Accuride 8.50% 2/1/15	680,000	691,900
Carrols 9.00% 1/15/13	1,515,000	1,571,812
Denny's Holdings 10.00% 10/1/12	850,000	909,500
Ford Motor Credit
7.375% 10/28/09	775,000	781,281
•8.11% 1/13/12	450,000	452,970
9.875% 8/10/11	875,000	944,936
General Motors 8.375% 7/15/33	1,985,000	1,851,012
GMAC 6.875% 9/15/11	745,000	754,667
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	475,000	507,063
Lear 8.75% 12/1/16	650,000	629,688
#Michaels Stores 144A 11.375% 11/1/16	1,230,000	1,340,700
Neiman Marcus PIK 9.00% 10/15/15	625,000	690,625
NPC International 9.50% 5/1/14	1,060,000	1,123,600
O'Charleys 9.00% 11/1/13	715,000	761,475
Rite Aid
8.625% 3/1/15	800,000	782,000
9.25% 6/1/13	1,775,000	1,797,187
#Vitro 144A
8.625% 2/1/12	235,000	238,525
9.125% 2/1/17	290,000	297,250
		16,126,191
Consumer Non-Cyclical – 1.30%
Biovail 7.875% 4/1/10	675,000	691,666
Constellation Brands 8.125% 1/15/12	1,000,000	1,045,000
#Cooper 144A 7.125% 2/15/15	400,000	406,000
Cott Beverages USA 8.00% 12/15/11	725,000	745,844
#Elan Finance 144A 8.875% 12/1/13	1,175,000	1,198,500
Ingles Markets 8.875% 12/1/11	1,125,000	1,178,438
National Beef Packing 10.50% 8/1/11	1,350,000	1,420,874
Pilgrim's Pride
8.375% 5/1/17	2,825,000	2,789,687
9.625% 9/15/11	905,000	952,513
Swift 12.50% 1/1/10	925,000	973,563
True Temper Sports 8.375% 9/15/11	475,000	427,500
		11,829,585
Emerging Markets – 0.05%
#True Move 144A 10.75% 12/16/13	485,000	497,125
		497,125
Energy – 1.80%
Bluewater Finance 10.25% 2/15/12	518,000	542,605
Chesapeake Energy 6.625% 1/15/16	1,375,000	1,388,750
Compton Petroleum Finance 7.625% 12/1/13	2,030,000	1,999,549
El Paso Natural Gas 7.625% 8/1/10	390,000	408,525
El Paso Production Holding 7.75% 6/1/13	450,000	472,500
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	525,000	560,438
Geophysique
7.50% 5/15/15	275,000	281,875
7.75% 5/15/17	275,000	286,000
#Hilcorp Energy I 144A
7.75% 11/1/15	1,120,000	1,125,600
9.00% 6/1/16	775,000	829,250
Inergy Finance
6.875% 12/15/14	350,000	346,500
8.25% 3/1/16	200,000	212,000
Mariner Energy 7.50% 4/15/13	675,000	663,188
Massey Energy 6.625% 11/15/10	205,000	208,588
#OPTI Canada 144A 8.25% 12/15/14	675,000	702,000
PetroHawk Energy 9.125% 7/15/13	1,550,000	1,654,624
#Regency Energy Partners 144A 8.375% 12/15/13	1,550,000	1,592,625
•Secunda International 13.36% 9/1/12	655,000	684,475
#Seitel Acquisition 144A 9.75% 2/15/14	625,000	637,500
#Stallion Oilfield Services 144A 9.75% 2/1/15	1,000,000	1,042,500
Whiting Petroleum
7.00% 2/1/14	261,000	259,043
7.25% 5/1/13	505,000	506,894
		16,405,029

Media – 2.28%
CCH I Holdings
11.75% 5/15/14	1,100,000	1,080,750
13.50% 1/15/14	2,775,000	2,833,969
Charter Communication Holdings 13.50% 1/15/11	2,350,000	2,420,500
#CMP Susquehanna 144A 9.875% 5/15/14	1,150,000	1,187,375
Dex Media West 9.875% 8/15/13	995,000	1,088,281
#Idearc 144A 8.00% 11/15/16	625,000	645,313
Insight Communications 12.25% 2/15/11	550,000	575,438
Insight Midwest 9.75% 10/1/09	896,000	913,920
Lodgenet Entertainment 9.50% 6/15/13	1,750,000	1,885,625
Mediacom Capital 9.50% 1/15/13	3,630,000	3,738,899
#Quebecor World 144A 9.75% 1/15/15	1,400,000	1,487,500
#Reader's Digest Association 144A 9.00% 2/15/17	475,000	474,406
#Valassis Communications 144A 8.25% 3/1/15	750,000	750,938
Vertis 10.875% 6/15/09	320,000	328,000
WMG Acquisition 7.375% 4/15/14	1,425,000	1,389,374
		20,800,288
Real Estate – 0.35%
American Real Estate Partners 8.125% 6/1/12	635,000	647,700
BF Saul REIT 7.50% 3/1/14	1,925,000	1,973,125
Rouse 7.20% 9/15/12	550,000	580,923
		3,201,748
Services Cyclical – 3.59%
Adesa 7.625% 6/15/12	1,250,000	1,287,500
American Airlines 7.377% 5/23/19	641,788	638,579
#Aramark 144A 8.50% 2/1/15	975,000	1,017,656
Boyd Gaming 8.75% 4/15/12	1,365,000	1,429,838
Corrections Corporation of America 7.50% 5/1/11	1,050,000	1,086,750
FTI Consulting 7.625% 6/15/13	1,300,000	1,355,250
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,800,000	1,973,249
Gaylord Entertainment 8.00% 11/15/13	1,275,000	1,326,000
Harrah's Operating 6.50% 6/1/16	2,375,000	2,117,278
Hertz 8.875% 1/1/14	1,255,000	1,358,538
¶H-Lines Finance Holding 11.00% 4/1/13	1,301,000	1,226,193
Horizon Lines 9.00% 11/1/12	666,000	700,965
Kansas City Southern de Mexico
9.375% 5/1/12	1,360,000	1,465,399
12.50% 6/15/12	425,000	460,594
#144A 7.625% 12/1/13	825,000	831,188
Kansas City Southern Railway 9.50% 10/1/08	600,000	630,000
Majestic Star Casino 9.50% 10/15/10	1,775,000	1,877,062
Mandalay Resort Group
9.375% 2/15/10	1,225,000	1,313,813
9.50% 8/1/08	1,150,000	1,208,938
#Mobile Services Group 144A 9.75% 8/1/14	650,000	695,500
OMI 7.625% 12/1/13	1,345,000	1,365,175
#Penhall International 144A 12.00% 8/1/14	575,000	623,875
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,425,000	1,567,499
#Rental Services 144A 9.50% 12/1/14	1,450,000	1,551,499
Seabulk International 9.50% 8/15/13	469,000	510,038
Station Casinos 6.625% 3/15/18	750,000	683,438
¶Town Sports International 11.00% 2/1/14	651,000	581,018
Wheeling Island Gaming 10.125% 12/15/09	1,755,000	1,794,487
		32,677,319
Services Non-cyclical – 1.84%
#Aleris International 144A 10.00% 12/15/16	2,285,000	2,422,100
Allied Waste North America 9.25% 9/1/12	150,000	159,375
Casella Waste Systems 9.75% 2/1/13	1,870,000	1,991,550
CRC Health 10.75% 2/1/16	1,225,000	1,347,500
Geo Subordinate 11.00% 5/15/12	975,000	940,875
HCA 6.50% 2/15/16	2,100,000	1,811,250
#HCA 144A 9.25% 11/15/16	500,000	536,875
#HealthSouth 144A 10.75% 6/15/16	2,240,000	2,514,400
US Oncology 10.75% 8/15/14	1,150,000	1,270,750
¶Vanguard Health Holding 11.25% 10/1/15	2,915,000	2,397,588
WCA Waste 9.25% 6/15/14	1,245,000	1,325,925
		16,718,188
Technology & Electronics – 0.88%
#Freescale Semiconductor 144A 10.125% 12/15/16	1,875,000	1,928,906
MagnaChip Semiconductor 8.00% 12/15/14	2,550,000	1,899,750

#Open Solutions 144A 9.75% 2/1/15	1,325,000	1,374,688
#PGS Solutions 144A 9.625% 2/15/15	200,000	207,055
Solectron Global 8.00% 3/15/16	1,300,000	1,306,500
Sungard Data Systems 10.25% 8/15/15	600,000	655,500
•#UGS Capital II PIK 144A 10.348% 6/1/11	675,661	687,485
		8,059,884
Telecommunications – 2.16%
Allegiance Telecommunications 11.75% 2/15/08	10,000	4,550
American Tower 7.125% 10/15/12	1,150,000	1,194,563
American Towers 7.25% 12/1/11	300,000	311,625
#Broadview Networks Holdings 144A 11.375% 9/1/12	815,000	867,975
#Cricket Communications 144A 9.375% 11/1/14	1,090,000	1,155,400
#Digicel Limited 144A 9.25% 9/1/12	855,000	914,850
#Digicel Group 144A 8.875% 1/15/15	1,175,000	1,150,031
•#Hellas Telecommunications Luxembourg II 144A 11.115% 1/15/15	1,025,000	1,066,000
Hughes Network Systems 9.50% 4/15/14	2,300,000	2,449,499
¶Inmarsat Finance 10.375% 11/15/12	1,865,000	1,757,762
Level 3 Communications 11.50% 3/1/10	975,000	1,087,125
#Level 3 Financing 144A 8.75% 2/15/17	925,000	933,094
#MetroPCS Wireless 144A 9.25% 11/1/14	460,000	485,300
Qwest
7.50% 10/1/14	1,650,000	1,759,312
•8.61% 6/15/13	860,000	942,775
Rural Cellular
9.875% 2/1/10	915,000	972,188
•11.11% 11/1/12	425,000	444,125
Triton PCS
8.50% 6/1/13	575,000	592,969
9.375% 2/1/11	935,000	966,556
•US LEC 13.87% 10/1/09	535,000	568,438
		19,624,137
Utilities – 0.84%
Avista 9.75% 6/1/08	753,000	791,536
‡#Calpine 144A 8.496% 7/15/07	625,600	677,212
Elwood Energy 8.159% 7/5/26	940,047	1,006,983
Midwest Generation
8.30% 7/2/09	1,007,132	1,038,605
8.75% 5/1/34	775,000	838,938
Mirant Americas Generation 8.30% 5/1/11	1,125,000	1,153,125
Mirant North America 7.375% 12/31/13	200,000	206,500
Orion Power 12.00% 5/1/10	956,000	1,113,740
#Tenaska Alabama Partners 144A 7.00% 6/30/21	768,948	782,573
		7,609,212
Total Corporate Bonds (cost $185,655,245)		190,256,508

«Senior Secured Loans – 0.47%
Brand Energy & Infrastructure 11.375% 2/7/15	315,000	320,119
Ford Motor 8.36% 11/15/13	975,000	988,406
General Motors 7.745% 11/29/13	500,000	505,625
HCA 7.864% 11/17/13	500,000	505,000
Talecris Biotherapeutics 11.86% 12/6/14	475,000	485,688
Telesat Canada 9.00% 2/14/08	1,500,000	1,500,000
Total Senior Secured Loans (cost $4,266,875)		4,304,838
	Number of
	Shares
Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	12	-
Total Warrant (cost $1,021)		-

	Principal
	Amount
Repurchase Agreements – 6.38%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $31,059,529,
collateralized by $10,281,000 U.S. Treasury Notes 3.50%
due 2/15/10, market value $10,002,888, $7,563,000
U.S. Treasury Notes 4.00% due 4/15/10,
market value $7,564,667, $10,403,000
U.S. Treasury Notes 6.00% due 8/15/09, market value
$10,772,889 and $3,328,000 U.S. Treasury Notes 6.125%
due 8/15/07, market value $3,352,725)	$31,055,000	31,055,000

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $10,574,539,
collateralized by $10,850,000 U.S. Treasury Bills
due 4/12/07, market value $10,786,436)	10,573,000	10,573,000

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $16,523,409,
collateralized by $16,281,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $16,856,159)	16,521,000	16,521,000
Total Repurchase Agreements (cost $58,149,000)		58,149,000

Total Value of Securities – 98.48%
(cost $808,138,332)		896,984,816
Receivables and Other Assets Net of Liabilities (See Notes) – 1.52%		13,841,340
Net Assets Applicable to 71,185,386 Shares Outstanding – 100.00%		$910,826,156

†Non-income producing security for the period ended February 28, 2007.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of February 28, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at February 28, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2007, the aggregate amount of Rule 144A securities equals $86,959,700, which represented 9.55% of the Fund’s net assets. See Note 3 in "Notes." «Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations: ADR – American Depositary Receipts PIK – Pay-in-kind REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$808,539,413
Aggregate unrealized appreciation	$96,339,327
Aggregate unrealized depreciation	(7,893,924)
Net unrealized appreciation	$88,445,403

For federal income tax purposes, at November 30, 2006, capital loss carryforwards of $14,985,672 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,921,228 expires in 2009 and $8,064,444 expires in 2010.

3. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

4. Investment Management Personnel
Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team. This team is also part of Delaware Management Company (“DMC”), the investment manager to the Portfolio. Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients. It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

5. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

February 28, 2007

	Number of
	Shares	Value
Common Stock – 97.81%
Basic Materials – 6.15%
†AK Steel Holding	13,600	$314,568
†Century Aluminum	11,750	534,978
Chaparral Steel	4,800	239,184
Chesapeake	16,000	246,880
Cytec Industries	6,850	402,917
Ferro	23,750	503,500
Georgia Gulf	10,950	210,021
†Lone Star Technologies	6,400	304,192
†PolyOne	57,100	383,141
†Rockwood Holdings	8,600	234,350
Wausau Paper	20,900	302,423
Worthington Industries	14,350	285,852
		3,962,006
Business Services – 7.10%
Administaff	8,350	296,342
†Armor Holdings	7,050	449,015
†FTI Consulting	14,650	491,800
†Harris Interactive	60,050	340,484
Healthcare Services Group	16,650	466,865
†Kforce	26,850	365,160
†Labor Ready	17,750	326,068
McGrath RentCorp	14,100	419,757
†TeleTech Holdings	12,100	380,908
UniFirst	6,200	258,664
†United Stationers	7,750	426,250
†Williams Scotsman International	17,450	355,281
		4,576,594
Capital Goods – 9.37%
AAON	7,200	199,944
Acuity Brands	7,800	432,120
Applied Industrial Technologies	13,500	323,865
Barnes Group	16,600	370,678
†Columbus McKinnon	15,050	349,160
Crane	7,000	266,630
DRS Technologies	6,850	362,982
†Genlyte Group	6,800	471,851
†Innovative Solutions & Support	17,450	364,531
Insteel Industries	13,550	249,456
†Kadant	13,850	324,644
Lawson Products	8,200	321,358
Lincoln Electric Holdings	7,650	477,359
LSI Industries	16,850	278,194
Lufkin Industries	7,900	425,336
†Rofin-Sinar Technologies	7,000	420,980
†URS	9,600	399,072
		6,038,160
Consumer Discretionary – 6.30%
†Aeropostale	12,350	452,504
†Charlotte Russe Holding	8,700	253,953
†Charming Shoppes	33,950	423,357
†Guitar Center	6,000	262,860
†Jos A Bank Clothiers	11,400	351,348
Phillips-Van Heusen	9,350	512,753
†Quiksilver	32,450	452,353
Stage Stores	21,000	460,530
Stride Rite	19,100	308,465
†True Religion Apparel	15,650	265,737
†Wet Seal Class A	52,650	316,427
		4,060,287

Consumer Services – 3.42%
†Buffalo Wild Wings	7,300	401,500
CKE Restaurants	22,500	434,700
IHOP	9,150	509,838
†National CineMedia	7,750	203,205
†Papa John's International	13,850	408,991
†Shuffle Master	11,500	244,605
		2,202,839
Consumer Staples – 1.69%
Casey's General Stores	17,100	427,671
Longs Drug Stores	8,200	377,692
Nu Skin Enterprises Class A	16,600	281,702
		1,087,065
Credit Cyclicals – 1.07%
M/I Homes	7,650	240,440
†Meritage Homes	5,650	218,938
†Tenneco Automotive	9,450	229,635
		689,013
Energy – 4.92%
†Bristow Group	9,150	335,348
†Hercules Offshore	14,700	391,461
†Oil States International	10,800	316,980
Penn Virginia	6,000	418,080
†PetroHawk Energy	29,100	348,327
†Petroquest Energy	26,600	306,166
St. Mary Land & Exploration	6,800	244,868
†Universal Compression Holdings	7,250	485,387
World Fuel Services	7,200	324,720
		3,171,337
Financials – 15.48%
ADVANTA Class B	11,400	476,177
American Home Mortgage Investment	13,450	367,858
Bancfirst	7,100	333,771
BankUnited Financial Class A	18,300	446,886
Center Financial	17,100	369,189
Citizens Banking	15,545	352,872
City Bank	6,550	205,474
City Holding	11,200	440,608
†CompuCredit	12,100	375,705
Dime Community Bancshares	23,650	297,281
†Employers Holdings	14,050	286,620
FBL Financial Group Class A	10,550	410,712
First Place Financial-Ohio	17,150	358,778
†FirstFed Financial	7,250	414,700
Greater Bay Bancorp	15,350	411,380
Kansas City Life Insurance	5,650	254,815
MainSource Financial Group	14,750	247,800
Ohio Casualty	16,300	486,065
PFF Bancorp	13,850	437,937
Presidential Life	16,600	338,972
RLI	9,100	510,145
South Financial Group	10,700	286,546
TierOne	15,850	440,472
†Triad Guaranty	6,850	311,401
Trustmark	11,350	324,610
†United America Indemnity Class A	14,050	331,861
Waddell & Reed Financial Class A	18,450	449,810
		9,968,445
Health Care – 12.02%
†Align Technology	12,200	200,324
†Alkermes	23,850	391,140
†Applera-Celera Group	28,450	395,740
†Bio-Rad Laboratories Class A	5,650	400,697
†Candela	22,450	255,706
†Cardiome Pharma	16,800	185,136
†Digene	4,250	200,940
†Gen-Probe	6,850	328,937
†Geron	34,950	264,921
†Healthways	9,150	397,934

†Medarex	29,050	397,404
Mentor	8,200	393,682
†MGI PHARMA	23,500	498,669
†Noven Pharmaceuticals	12,100	297,902
†Panacos Pharmaceutic	48,300	207,690
†Pharmion	12,950	339,031
PolyMedica	7,100	293,940
†Progenics Pharmaceuticals	10,550	292,763
†Res-Care	20,450	364,419
†Sciele Pharma	16,850	387,550
†Techne	4,750	267,520
†Telik	36,500	211,700
†United Therapeutics	7,650	429,929
Vital Signs	6,350	335,788
		7,739,462
Media – 1.19%
Entercom Communications Class A	6,700	191,553
infoUSA	32,150	330,181
†Scholastic	7,000	243,530
		765,264
Real Estate – 6.11%
Equity Inns	28,450	440,975
First Industrial Realty Trust	10,800	501,660
First Potomac Realty Trust	12,650	378,868
Home Properties	6,700	392,486
Maguire Properties	8,150	318,339
Nationwide Health Properties	17,150	567,322
Pennsylvania Real Estate Investment Trust	11,050	476,918
Senior Housing Properties Trust	18,950	453,663
Sovran Self Storage	7,000	407,540
		3,937,771
Technology – 19.89%
†Anixter International	7,250	449,500
†Aspen Technology	32,450	389,400
†Blackboard	7,450	248,532
†Cymer	8,950	371,962
†Digital River	6,700	371,113
†Dionex	6,500	400,530
†Dobson Communications Class A	48,350	429,348
†EarthLink	29,600	210,752
†FormFactor	7,900	337,725
†Harris Stratex Networks Class A	13,949	284,560
†j2 Global Communications	16,800	403,872
†Kulicke & Soffa Industries	31,250	296,875
†Lawson Software	47,750	378,180
†MIPS Technologies	41,700	388,644
†MTC Technologies	11,050	233,266
†Netgear	16,800	454,103
†OmniVision Technologies	22,450	290,952
†ON Semiconductor	35,400	347,628
†Palm	29,100	481,604
†Photronics	22,250	343,095
†Progress Software	13,850	388,493
Quality Systems	6,200	253,766
†RadiSys	19,450	305,754
†Secure Computing	30,850	264,693
†SI International	10,800	302,616
†Smith Micro Software	25,650	346,019
†Spansion Class A	21,900	266,304
†SPSS	12,500	432,125
†Synaptics	14,350	352,149
†Tekelec	27,300	340,158
†Tessera Technologies	8,550	345,591
TheStreet.com	22,150	246,973
†TTM Technologies	20,000	226,800
United Online	20,300	266,945
†Universal Electronics	11,500	300,380
†Viasat	13,550	462,867
†WebEx Communications	8,700	377,841
†Wind River Systems	20,900	217,360
		12,808,475

Transportation – 1.86%
Arkansas Best	7,200	284,184
†HUB Group Class A	16,250	514,637
Pacer International	14,650	395,990
		1,194,811
Utilities – 1.24%
Black Hills	9,750	351,488
Otter Tail	13,700	448,264
		799,752
Total Common Stock (cost $60,877,679)		63,001,281

Exchange Traded Funds – 1.00%
iShares Russell 2000 Index Fund	8,150	642,546
Total Exchange Traded Funds (cost $640,678)		642,546

	Principal
	Amount
Repurchase Agreements – 2.53%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $870,127,
collateralized by $288,000 U.S. Treasury Notes 3.50%
due 2/15/10, market value $280,223, $211,900
U.S. Treasury Notes 4.00% due 4/15/10,
market value $211,918, $291,400
U.S. Treasury Notes 6.00% due 8/15/09, market value
$301,794 and $93,200 U.S. Treasury Notes 6.125%
due 8/15/07, market value $93,924)	$870,000	870,000

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $296,243,
collateralized by $304,000 U.S. Treasury Bills
due 4/12/07, market value $302,174)	296,200	296,200

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $462,867,
collateralized by $456,100 U.S. Treasury Notes 5.50%
due 5/15/09, market value $472,212)	462,800	462,800
Total Repurchase Agreements (cost $1,629,000)		1,629,000

Total Value of Securities – 101.34%
(cost $63,147,357)		65,272,827
Liabilities Net of Receivables and Other Assets (See Notes) – (1.34%)		(864,070)
Net Assets Applicable to 5,135,874 Shares Outstanding – 100.00%		$64,408,757

†Non-income producing security for the period ended February 28, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - The Delaware Small Cap Core Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$63,187,044
Aggregate unrealized appreciation	4,286,456
Aggregate unrealized depreciation	(2,200,674)
Net unrealized appreciation	$ 2,085,782

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

February 28, 2007

	Number of
	Shares	Value
Common Stock – 98.57%
Basic Industry – 11.86%
*Actuant Class A	161,600	$8,435,520
Albemarle	106,200	8,692,470
†Alpha Natural Resources	250,500	3,614,715
Arch Coal	115,900	3,609,126
Bowater	253,400	6,127,212
Crane	167,600	6,383,884
†Crown Holdings	386,300	8,823,092
*FMC	95,900	7,055,363
†Griffon	202,860	4,765,181
IPSCO	88,800	9,684,528
Quanex	173,400	6,778,206
Spartech	212,700	5,632,296
*Texas Industries	76,700	6,075,407
Valspar	213,900	5,798,829
		91,475,829
Business Services – 2.07%
*Brink's	162,300	9,613,029
†United Stationers	115,859	6,372,245
		15,985,274
Capital Spending – 5.76%
†Casella Waste Systems	345,700	4,082,717
Gibraltar Industries	173,314	4,029,551
Harsco	98,800	8,477,040
†Insituform Technologies Class A	119,000	3,015,460
*Mueller Industries	187,900	5,599,420
Mueller Water Products Class B	171,688	2,547,850
Timken	171,900	4,912,902
*Wabtec	283,700	9,135,139
Walter Industries	103,900	2,590,227
		44,390,306
Consumer Cyclical – 3.20%
*Beazer Homes USA	182,600	7,205,396
Furniture Brands International	153,800	2,466,952
*KB HOME	72,800	3,610,880
*MDC Holdings	156,100	7,970,466
†WCI Communities	163,600	3,406,152
		24,659,846
Consumer Services – 15.46%
Applebee's International	322,800	8,250,768
*Belo Class A	208,300	3,882,712
Borders Group	325,700	6,963,466
Brunswick	185,300	6,050,045
*Cato Class A	326,300	7,132,918
†CEC Entertainment	142,300	6,067,672
†Dollar Tree Stores	245,000	8,356,949
*Kenneth Cole Productions Class A	126,900	3,242,295
Men's Wearhouse	153,900	6,814,692
Meredith	128,700	7,525,089
PETsMART	170,300	5,161,793
Ross Stores	238,100	7,802,537
*Ruby Tuesday	271,900	7,966,670
*Stage Stores	336,750	7,384,928
*Thor Industries	111,800	4,677,712
*†Timberland Class A	160,900	4,363,608
Tuesday Morning	233,900	3,681,586
*Wolverine World Wide	224,350	6,225,713
†Zale	298,300	7,684,208
		119,235,361

Consumer Staples – 2.29%
American Greetings Class A	210,600	4,932,252
†Constellation Brands Class A	244,200	5,728,932
Del Monte Foods	607,200	6,982,800
		17,643,984
Energy – 5.28%
†Grey Wolf	667,400	4,464,906
†Newfield Exploration	186,900	8,077,818
Southwest Gas	195,600	7,260,672
†TODCO	133,400	4,546,272
*†W-H Energy Services	174,000	7,308,000
†Whiting Petroleum	233,500	9,038,785
		40,696,453
Financial Services – 17.52%
*Bank of Hawaii	202,200	10,457,784
BankUnited Financial Class A	283,600	6,925,512
Berkley (W.R.)	309,200	10,079,920
*Boston Private Financial Holdings	289,300	8,346,305
Colonial BancGroup	479,100	12,375,153
*First Midwest Bancorp	131,400	4,943,268
*Greater Bay Bancorp	298,200	7,991,760
*Harleysville Group	124,300	4,040,993
*Independent Bank	96,400	2,999,004
*Infinity Property & Casualty	127,000	5,864,860
MAF Bancorp	150,000	6,637,500
NBT Bancorp	143,600	3,220,948
*Ohio Casualty	263,200	7,848,624
Platinum Underwriters Holdings	266,200	8,505,090
Protective Life	137,900	6,124,139
Provident Bankshares	233,000	7,994,230
StanCorp Financial Group	148,500	7,157,700
Sterling Financial	229,868	7,560,359
†Triad Guaranty	132,400	6,018,904
		135,092,053
Health Care – 6.85%
Arrow International	188,700	6,296,919
†Community Health Systems	164,500	6,127,625
*Owens & Minor	223,600	7,372,092
†Pediatrix Medical Group	190,900	10,327,690
Service Corp International	790,500	9,272,565
*STERIS	267,100	6,917,890
Universal Health Services Class B	112,900	6,532,394
		52,847,175
Real Estate – 5.01%
*Ashford Hospitality Trust	400,200	4,962,480
Brandywine Realty Trust	318,937	11,370,104
*Education Realty Trust	184,900	2,734,671
*Highland Hospitality	401,300	6,585,333
Highwoods Properties	158,900	7,020,202
*Washington Real Estate Investment Trust	149,100	5,961,018
		38,633,808
Technology – 16.10%
Acxiom	321,400	6,865,104
†BEA Systems	636,400	7,592,252
†Bell Microproducts	387,000	2,650,950
†Brocade Communications Systems	498,200	4,488,782
*†Checkpoint Systems	265,600	5,195,136
*†CommScope	222,900	8,574,963
†Compuware	1,130,300	10,342,245
†Emulex	517,900	9,270,410
†Entegris	454,800	5,066,472
*†Insight Enterprises	230,400	4,451,328
†NETGEAR	157,200	4,249,116
*†Parametric Technology	482,400	9,199,368
*†Plexus	97,600	1,600,640
*†Premiere Global Services	665,100	6,930,342
*QAD	242,800	2,032,236
†Sybase	319,800	7,991,802
†Sykes Enterprises	366,300	5,875,452
†Synopsys	310,100	7,932,358

Technitrol	251,100	5,521,689
†Vishay Intertechnology	582,400	8,299,200
		124,129,845
Transportation – 3.72%
Alexander & Baldwin	177,300	8,762,166
†Kirby	225,200	8,228,808
*†Saia	88,000	2,397,120
SkyWest	197,400	5,043,570
†YRC Worldwide	97,800	4,252,344
		28,684,008
Utilities – 3.45%
*Black Hills	110,100	3,969,105
*†El Paso Electric	275,600	6,487,624
FairPoint Communications	202,000	3,858,200
*Otter Tail	145,400	4,757,488
PNM Resources	247,000	7,548,320
		26,620,737
Total Common Stock (cost $589,635,713)		760,094,679

	Principal
	Amount
Repurchase Agreements – 2.12%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $8,743,275,
collateralized by $2,894,000 U.S. Treasury Notes 3.50%
due 2/15/10, market value $2,815,823, $2,129,000
U.S. Treasury Notes 4.00% due 4/15/10,
market value $2,129,461, $2,928,000
U.S. Treasury Notes 6.00% due 8/15/09, market value
$3,032,579 and $937,000 U.S. Treasury Notes 6.125%
due 8/15/07, market value $943,795)	$8,742,000	8,742,000

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $2,976,433,
collateralized by $3,054,000 U.S. Treasury Bills
due 4/12/07, market value $3,036,392)	2,976,000	2,976,000

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $4,651,678,
collateralized by $4,583,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $4,745,025)	4,651,000	4,651,000
Total Repurchase Agreements (cost $16,369,000)		16,369,000

Total Value of Securities Before Securities Lending Collateral – 100.69%
(cost $606,004,713)		776,463,679

Securities Lending Collateral** – 13.03%
Short-Term Investments – 13.03%
Fixed Rate Notes – 2.96%
Citigroup Global Markets 5.32% 3/1/07	20,287,269	20,287,269
ING Bank 5.33% 7/9/07	2,528,241	2,528,241
		22,815,510
•Variable Rate Notes – 10.07%
ANZ National 5.32% 3/31/08	505,648	505,648
Australia New Zealand 5.32% 3/31/08	2,528,241	2,528,241
Bank of New York 5.31% 3/31/08	2,022,593	2,022,593
Barclays 5.31% 5/18/07	3,539,538	3,539,538
Bayerische Landesbank 5.37% 3/31/08	2,528,241	2,528,241
Bear Stearns 5.38% 8/31/07	3,539,537	3,539,537
BNP Paribas 5.33% 3/31/08	2,528,241	2,528,241
Calyon 5.33% 8/14/07	1,264,121	1,264,121
Canadian Imperial Bank
5.32% 3/31/08	1,769,769	1,769,769
5.33% 8/15/07	2,022,593	2,022,593
CDC Financial Products 5.36% 3/30/07	3,286,713	3,286,713
Citigroup Global Markets 5.38% 3/7/07	3,286,713	3,286,713
Commonwealth Bank 5.32% 3/31/08	2,528,241	2,528,241
Deutsche Bank 5.34% 8/20/07	3,539,537	3,539,537
Dexia Bank 5.33% 9/28/07	3,539,418	3,539,016
Goldman Sachs Group 5.45% 2/29/08	3,286,713	3,286,713

Marshall & Ilsley Bank 5.30% 3/31/08	2,781,065	2,781,065
Merrill Lynch Mortgage Capital 5.41% 3/8/07	3,286,713	3,286,713
Morgan Stanley 5.49% 3/31/08	3,286,713	3,286,713
National Australia Bank 5.31% 3/7/07	3,135,019	3,135,019
National City Bank 5.32% 3/2/07	3,034,159	3,034,163
National Rural Utilities 5.31% 3/31/08	3,994,621	3,994,621
Nordea Bank, New York 5.31% 5/16/07	1,264,118	1,264,105
Nordea Bank, Norge 5.33% 3/31/08	2,528,241	2,528,241
Royal Bank of Scotland Group 5.31% 3/31/08	2,528,241	2,528,241
Societe Generale 5.29% 3/31/08	1,264,121	1,264,121
Sun Trust Bank 5.33% 7/30/07	3,286,713	3,286,713
Toronto Dominion 5.32% 5/29/07	3,033,889	3,033,889
Wells Fargo 5.33% 3/31/08	2,528,241	2,528,241
		77,667,300
Total Securities Lending Collateral (cost $100,482,810)		100,482,810

Total Value of Securities – 113.72%
(cost $706,487,523)		876,946,489	©
Obligation to Return Securities Lending Collateral** – (13.03%)		(100,482,810)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.69%)		(5,288,842)
Net Assets Applicable to 20,285,853 Shares Outstanding – 100.00%		$771,174,837

†Non-income producing security for the period ended February 28, 2007.
*Fully or partially on loan.
**See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of February 28, 2007.
©Includes $97,362,140 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Value Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$706,578,674
Aggregate unrealized appreciation	$184,277,594
Aggregate unrealized depreciation	(13,909,779)
Net unrealized appreciation	$170,367,815

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2007, the value of the securities on loan was $97,362,140, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

5. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: